BANK LOANS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Short term bank loan	$ 7,950,679		$ 8,547,509
Debt weiighted average interest rate	4.43%	4.76%
Interest expense	$ 200,000	$ 200,000
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	3.45%
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.80%
Short-Term Debt [Member]
Debt Instrument [Line Items]
Short term bank loan	$ 8,000,000.0
Date instrument maturity date description	mature on various dates from July 6, 2024 to September 27, 2024